Prepayments and other current assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Prepayments and other current assets
Prepaid advertising expenses, rentals and others		¥ 126,648	¥ 136,603
Deposits		30,083	20,506
Staff advances		1,323	1,321
Deductible VAT input		231	2,597
Interest receivable		1,846
Total	$ 23,290	¥ 160,131	¥ 161,027